Disclosure of Compensation Related Costs, Share-based Payments [Text Block] (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]

	Number of Shares	Weighted- Average Grant Date Fair Value per Share
Unvested at December 31, 2015	14,399	$126.45
Granted during the period	39,735	$7.65
Vested during the period	(10,286)	$139.05
Forfeitures and cancelations	(1,466)	$7.65

Unvested at September 30, 2016	42,382	$16.20

	Number of Shares	Weighted-Average Grant Date Fair Value per Share
Unvested at December 31, 2014	43,676	$138.00
Granted	1,332	$24.30
Vested	(30,609)	$138.45

Unvested at December 31, 2015	14,399	$126.45

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

	Shares Subject to Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2015	42,104	$34.20
Granted	5,786	$7.65
Forfeitures and cancellations	(9,161)	$39.60

Outstanding at September 30, 2016	38,729	$28.95	8.8	$—

Options exercisable at September 30, 2016	17,479	$31.20	8.8	$—
Options vested and expected to vest as of September 30, 2016	38,729	$28.95	8.8	$—

	Shares Subject to Options	Weighted-Average Exercise Price per Share	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2014	10,133	$67.95
Granted	34,226	$24.00
Forfeitures and cancellations	(2,255)	$32.10

Outstanding at December 31, 2015	42,104	$34.20	9.4	$—

Options exercisable at December 31, 2015	5,200	$48.00	9.1	$—
Options vested and expected to vest as of December 31, 2015	42,104	$34.20	9.4	$—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

	Nine Months Ended September 30,
	2016	2015
Risk-free interest rate	0.52% - 1.38%	1.34% - 1.94%
Expected volatility	66.2% - 75.4%	58.9% - 67.8%
Weighted-average volatility	73.9%	60.1%
Dividend yield	0%	0%
Weighted-average expected term (in years)	1.8	6.0
Weighted-average grant date fair value per share	$2.55	$13.65

	Years Ended December 31,
	2015	2014
Risk-free interest rate	1.34% - 1.94%	1.73% - 2.03%
Expected volatility	58.9% - 67.8%	65.3% - 66.9%
Weighted-average volatility	60.2%	66.3%
Dividend yield	0%	0%
Expected term (in years)	6.0	6.3
Weighted-average grant date fair value per share	$13.50	$42.15

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Cost of revenue	$7	$12	$20	$45
Research and development	7	27	16	69
Selling and marketing	14	15	49	38
General and administrative	65	784	1,356	2,106

Total	$93	$838	$1,441	$2,258

	Years Ended December 31,
	2015	2014
Cost of revenue	$57	$257
Selling and marketing	62	16
Research and development	98	121
General and administrative	2,798	3,904

Total	$3,015	$4,298